Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities			$ 8,935	$ 6,539
Right-of-use asset obtained in exchange for lease liabilities	$ 18,156	$ 22,239	$ 0	$ 22,494	$ 0
Weighted average remaining lease term (years)			6 years 9 months 18 days	7 years 9 months 18 days
Weighted average discount rate			7.86%	7.83%